8. INTANGIBLES	12 Months Ended
Dec. 31, 2025
Notes
8. INTANGIBLES

8.INTANGIBLES

The table below describes the intangibles as of December 31, 2025. Each of the amounts are shown at its historically acquired price and source. Each type of software product development cost is presented in the acquired currency. The table below shows product development and intangibles activity for the year ended December 31, 2025.

	Asset Source	Life (in years)	Total Costs	Additions	Total Costs	Accumulated Amortization	Amortization 12 Mo. Ended	Total Accumulated Amortization as on	Net Book Value
	Currency $		12/31/2024	2025	12/31/2025	12/31/2024	12/31/2025	12/31/2025	12/31/2025
Intangibles
Software	Acquired – business combination	5 to 15	3,107,870	-	3,107,870	820,503	201,441	1,021,945	2,085,926
Trade name / trademark	Acquired – business combination	10		4,639,146	4,639,146	-	144,191	144,191	4,494,955
Customer relationships	Acquired – business combination	5		3,511,884	3,511,884	-	224,648	224,648	3,287,236
Developed Tech	Acquired – business combination	3		46,668	46,668	-	12,317	12,317	34,351
Non-compete	Acquired – business combination	2		529,316	529,316	-	76,705	76,705	452,611
Total			3,107,870	8,727,015	11,834,885	820,503	659,303	1,479,806	10,355,079

Product Development
Drone technology	Acquired separately, USD	12	1,440,000		1,440,000	-	90,000	90,000.00	1,350,000
Robotic Arm Technology licensing	Acquired separately, USD	12	840,000		840,000	-	52,500	52,500.00	787,500
Drone Development	Developed internally, USD	12	2,545,326	-	2,545,326	-	158,793	158,793.00	2,386,533
Drone Development	Developed internally, USD	NA	-	2,158,762	2,158,762	-	-	-	2,158,762
Total Product Development			4,825,326	2,158,762	6,984,088	-	301,293	301,293	6,682,795

Goodwill	Acquired – business combination	NA	2,468,722	9,637,585	12,106,307	-	-	-	12,106,307

The table below shows product development and intangibles activity for the year ended December 31, 2024.

	Asset Source and	Life (in years)	Total Costs	Additions	Total Costs	Amortization	Amortization 12 Mo. Ended	Total Amortization	Net Book Value
	Currency		12/31/2023	2024	12/31/2024	12/31/2023	12/31/2024	12/31/2024	12/31/2024
INTANGIBLES
Software	Acquired – business combination	5 to 15	3,107,870	0	3,107,870	619,033	201,471	820,503	2,287,367

TOTAL			$ 3,107,870	–	$ 3,107,870	$ 619,033	$ 201,471	$ 820,503	2,287,367

PRODUCT DEVELOPMENT
Drone technology	Acquired separately, USD	Under development Not amortised	$ 1,440,000	–	1,440,000	–	–	–	1,440,000
Robotic Arm Technology licensing	Acquired separately, USD	Under development Not amortised	840,000	–	840,000	–	–	–	840,000
Drone Development	Developed internally, USD	Under development Not amortised	1,376,200	1,169,126	2,545,326	–	–	–	2,545,326
TOTAL			$ 3,656,200	$ 1,169,126	$ 4,825,326	$ Nil	$ Nil	$ Nil	$ 4,825,326

Goodwill	Acquired – business combination	NA	2,468,722		2,468,722	-	-	-	2,468,722